Income tax - Income before income tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Income tax
Income before income tax expense	$ 81,743	¥ 578,812	¥ 356,461	¥ 303,535
PRC
Income tax
Income before income tax expense, The PRC	94,418	668,552	447,195	435,576
Hong Kong
Income tax
Income before income tax expense, Non-PRC	(6)	(43)	(65)	(45)
British Virgin Islands
Income tax
Income before income tax expense, Non-PRC	(1,881)	(13,313)	(56,616)	(56)
Cayman Islands
Income tax
Income before income tax expense, Non-PRC	$ (10,788)	¥ (76,384)	¥ (34,053)	¥ (131,940)